Annual Total Returns - Eaton Vance Municipal Income Funds - Classes A, C and I - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eaton Vance Georgia Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.32%	5.62%	(7.83%)	0.78%	4.68%	6.10%	1.49%	3.59%	0.39%	3.75%
Eaton Vance Maryland Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.65%	6.41%	(9.04%)	1.52%	4.18%	6.33%	0.74%	3.62%	0.30%	2.84%
Eaton Vance Missouri Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.51%	4.97%	(8.67%)	0.72%	5.24%	6.79%	1.86%	3.10%	1.27%	3.03%
Eaton Vance North Carolina Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.35%	4.91%	(7.68%)	0.83%	4.52%	6.04%	0.73%	3.45%	0.66%	3.05%
Eaton Vance Oregon Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.63%	5.00%	(8.49%)	0.56%	5.59%	6.45%	2.34%	2.80%	2.12%	3.11%
Eaton Vance South Carolina Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.96%	4.46%	(7.16%)	0.82%	4.60%	5.65%	2.02%	2.88%	1.32%	3.24%
Eaton Vance Virginia Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.46%	4.50%	(9.13%)	0.54%	5.32%	6.02%	1.69%	2.37%	1.70%	3.38%